Goodwill	12 Months Ended
Dec. 31, 2020
Reconciliation of changes in goodwill [abstract]
Goodwill
14.	Goodwill

The change in carrying value is as follows:

	Cost	Accumulated impairment loss	Carrying amount
	$	$	$
At January 1, 2019	8,210	—	8,210
Impact of foreign exchange rate changes	(160)	—	(160)
At December 31, 2019	8,050	—	8,050
Impact of foreign exchange rate changes	765	—	765
At December 31, 2020	8,815	—	8,815

Management’s evaluation of impairment in goodwill is based on fair value less costs of disposal based on the Company’s market capitalization at December 31, 2020, its issued and outstanding common shares less estimated cost of disposal of approximately $1,617. There was no impairment assessed at December 31, 2020.